Schedule of Lease Cost (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Lease
Lease cost	$ 50,012	$ 56,529	$ 162,415	$ 180,720	$ 232,773	$ 258,477